Form N-1A Supplement	May 01, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Principal Variable Contracts Funds, Inc.
Supplement dated March 16, 2026
to the Prospectus and Statement of Additional Information
both dated May 1, 2025
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR BOND MARKET INDEX ACCOUNT
Effective March 31, 2026, under Investment Advisor and Portfolio Managers, delete all references to Darryl Trunnel and add the following alphabetically:
•Scott Brustkern (since 2026), Portfolio Manager

SUMMARY FOR GLOBAL EMERGING MARKETS ACCOUNT
On March 10, 2026, the Fund’s Board of Directors approved a change to the Fund’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Fund shareholders of record on April 13, 2026, are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Fund tentatively scheduled for June 25, 2026. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Fund shareholders on or about April 20, 2026. The Proposed Change, if approved by Fund shareholders, is expected to be effective on or about July 1, 2026. However, the Fund’s officers have the discretion to change these dates.
On or about July 1, 2026, subject to shareholder approval, under Principal Investment Strategies, add the following after the second paragraph:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
On or about July 1, 2026, subject to shareholder approval, in the Principal Risks section, add the following to the alphabetical list of risks:
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

SUMMARY FOR LARGECAP GROWTH ACCOUNT I
On or about April 15, 2026, delete Brown Advisory, LLC from the Sub-Advisors section and add the following in alphabetical order:
Los Angeles Capital Management LLC
Westfield Capital Management Company, L.P.

SUMMARY FOR PRINCIPAL CAPITAL APPRECIATION ACCOUNT
On March 10, 2026, the Fund’s Board of Directors approved a change to the Fund’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Fund shareholders of record on April 13, 2026, are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Fund tentatively scheduled for June 25, 2026. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Fund shareholders on or about April 20, 2026. The Proposed Change, if approved by Fund shareholders, is expected to be effective on or about July 1, 2026. However, the Fund’s officers have the discretion to change these dates.
On or about July 1, 2026, subject to shareholder approval, under Principal Investment Strategies, add the following after the first paragraph:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
On or about July 1, 2026, subject to shareholder approval, in the Principal Risks section, add the following to the alphabetical list of risks:
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.